Segment Information	12 Months Ended
Nov. 03, 2019
Segment Reporting [Abstract]
Segment Information
Reportable Segments
During the first quarter of fiscal year 2020, we changed our organizational structure, resulting in two reportable segments: semiconductor solutions and infrastructure software. Segment results for all periods presented have been recast to conform to the current presentation. Each segment represents a component for which separate financial information is available that is utilized on a regular basis by the CODM in determining how to allocate resources and evaluate performance. The reportable segments are determined based on several factors including, but not limited to, customer base, homogeneity of products, technology, delivery channels and similar economic characteristics.
Semiconductor solutions. We provide semiconductor solutions for managing the movement of data in data center, telecom, enterprise and embedded networking applications. We provide a broad variety of RF semiconductor devices, wireless connectivity solutions and custom touch controllers for mobile applications. We also provide semiconductor solutions for enabling the set-top box and broadband access markets and for enabling secure movement of digital data to and from host machines, such as servers, personal computers and storage systems, to the underlying storage devices, such as hard disk drives and solid state drives. We also provide a broad variety of products for the general industrial and automotive markets. Our semiconductor solutions segment also includes our IP licensing.
Infrastructure software. We provide a portfolio of mainframe, enterprise and storage area networking solutions, which enables customers to leverage the benefits of agility, automation, insights, resiliency and security in managing business processes and technology investments, and to reduce the cost and complexity of managing business information within a shared data storage environment.
Our CODM assesses the performance of each segment and allocates resources to those segments based on net revenue and operating results and does not evaluate our segments using discrete asset information. Operating results by segment include items that are directly attributable to each segment and also include shared expenses such as global operations, including manufacturing support, logistics and quality control, in addition to expenses associated with selling, general and administrative activities for the business, which are allocated primarily based on revenue, while facilities expenses are allocated primarily based on site-specific headcount.
Unallocated Expenses
Unallocated expenses include amortization of acquisition-related intangible assets, stock-based compensation expense, restructuring, impairment and disposal charges, acquisition-related costs, charges related to inventory step-up to fair value, and other costs, which are not used in evaluating the results of, or in allocating resources to, our segments. Acquisition-related costs also include transaction costs and any costs directly related to the acquisition and integration of acquired businesses.
Depreciation expense directly attributable to each reportable segment is included in operating results for each segment. However, the CODM does not evaluate depreciation expense by operating segment and, therefore, it is not separately presented. There was no inter-segment revenue. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

	Fiscal Year
	2019	2018	2017

	(In millions)
Net revenue:
Semiconductor solutions	$17,441	$19,068	$17,636
Infrastructure software	5,156	1,780	—
Total net revenue	$22,597	$20,848	$17,636

Operating income:
Semiconductor solutions	$8,148	$9,160	$7,970
Infrastructure software	3,781	1,250	—
Unallocated expenses	(8,485)	(5,275)	(5,599)
Total operating income	$3,444	$5,135	$2,371

Geographic Information
Net revenue by country is based on the geographic shipment or delivery location as specified by the distributors, OEMs, contract manufacturers, channel partners, or software customers who purchased our products or services. For the majority of our products, title and control transfer to our customers in Penang, Malaysia. The products are then transported to the customer specific locations. Net revenue from the United States for fiscal years 2019, 2018, and 2017 was $4,235 million, $2,697 million and $1,266 million, respectively. Net revenue from China (including Hong Kong) for fiscal years 2019, 2018 and 2017 was $8,056 million, $10,305 million and $9,460 million, respectively. Net revenue from Singapore for fiscal year 2019 was $2,507 million (amounts were below 10% for fiscal years 2018 and 2017). Net revenue from other foreign countries for fiscal years 2019, 2018 and 2017 was $7,799 million, $7,846 million and $6,910 million, respectively. These geographic delivery locations are not necessarily indicative of the geographic location of our end customers or the country in which our end customers sell devices containing our products. For example, we believe a substantial portion of our products shipped or delivered to China (including Hong Kong) is included in devices sold by our end customers in the United States and Europe.
Long-lived assets include property, plant and equipment and are based on the physical location of the assets.

	November 3, 2019	November 4, 2018

	(In millions)
Long-lived assets:
United States	$1,763	$1,859
Taiwan	258	264
Other	544	512
Total long-lived assets	$2,565	$2,635

Significant Customer Information
We sell our products through our direct sales force and a select network of distributors globally. One customer accounted for 24% of our net accounts receivable balance at November 3, 2019 compared with two customers which accounted for 20% and 14% of our net accounts receivable balance at November 4, 2018. During fiscal year 2019, one customer accounted for 17% of our net revenue. Revenue from this customer was included in our semiconductor solutions segment. During fiscal year 2018, no direct customers represented more than 10% of our net revenue. During fiscal year 2017, one customer represented 14% of our net revenue. The majority of the revenue from this customer was included in our semiconductor solutions segment.